Consolidating Guarantor and Non-Guarantor Financial Information	12 Months Ended
Mar. 31, 2019
Consolidating Guarantor and Non-Guarantor Financial Information [Abstract]
Consolidating Guarantor and Non-Guarantor Financial Information	Consolidating Guarantor and Non-Guarantor Financial Information

Certain of our wholly owned subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Unsecured Notes (see Note 8). Pursuant to Rule 3-10 of Regulation S-X, we have presented in columnar format the consolidating financial information for NGL Energy Partners LP (Parent), NGL Energy Finance Corp., the guarantor subsidiaries on a combined basis, and the non-guarantor subsidiaries on a combined basis in the tables below. NGL Energy Partners LP and NGL Energy Finance Corp. are co-issuers of the Senior Unsecured Notes. Since NGL Energy Partners LP received the proceeds from the issuance of the Senior Unsecured Notes, all activity has been reflected in the NGL Energy Partners LP (Parent) column in the tables below.

During the periods presented in the tables below, the status of certain subsidiaries changed, in that they either became guarantors of or ceased to be guarantors of the Senior Unsecured Notes. For purposes of the tables below, when the status of a subsidiary changes, all subsidiary activity is included in either the guarantor subsidiaries column or non-guarantor subsidiaries column based on the status of the subsidiary at the balance sheet date regardless of activity during the year.

There are no significant restrictions that prevent the parent or any of the guarantor subsidiaries from obtaining funds from their respective subsidiaries by dividend or loan. None of the assets of the guarantor subsidiaries (other than the investments in non-guarantor subsidiaries) are restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act of 1933, as amended.

For purposes of the tables below, (i) the consolidating financial information is presented on a legal entity basis, (ii) investments in consolidated subsidiaries are accounted for as equity method investments, and (iii) contributions, distributions, and advances to (from) consolidated entities are reported on a net basis within net changes in advances with consolidated entities in the consolidating statement of cash flow tables below.

As discussed further in Note 1 and Note 17, certain assets and liabilities related to Mid-Con and Gas Blending and the assets and liabilities related to TPSL have been classified as held for sale within our March 31, 2019 and 2018 consolidated balance sheets. In addition, the assets and liabilities related to our former Retail Propane segment have been classified as held for sale within our March 31, 2018 consolidated balance sheet. The results of operations and cash flows related to Mid-Con, Gas Blending, TPSL and our former Retail Propane segment (including equity in earnings of Victory Propane) have been classified as discontinued operations for all periods presented and prior periods have been retrospectively adjusted in the consolidated statements of operations and consolidated statements of cash flows.

Consolidating Balance Sheet
(in Thousands)

	March 31, 2019
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$12,798	$—	$3,728	$2,046	$—	$18,572
Accounts receivable-trade, net of allowance for doubtful accounts	—	—	996,192	2,011	—	998,203
Accounts receivable-affiliates	—	—	12,867	—	—	12,867
Inventories	—	—	135,094	1,034	—	136,128
Prepaid expenses and other current assets	—	—	65,443	475	—	65,918
Assets held for sale	—	—	580,985	—	—	580,985
Total current assets	12,798	—	1,794,309	5,566	—	1,812,673
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	1,620,084	208,856	—	1,828,940
GOODWILL	—	—	1,105,281	5,175	—	1,110,456
INTANGIBLE ASSETS, net of accumulated amortization	—	—	725,542	75,347	—	800,889
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	1,127	—	—	1,127
NET INTERCOMPANY RECEIVABLES (PAYABLES)	862,186	—	(808,610)	(53,576)	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	2,503,848	—	170,690	—	(2,674,538)	—
OTHER NONCURRENT ASSETS	—	—	113,857	—	—	113,857
ASSETS HELD FOR SALE	—	—	234,551	—	—	234,551
Total assets	$3,378,832	$—	$4,956,831	$241,368	$(2,674,538)	$5,902,493
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable-trade	$—	$—	$872,122	$6,941	$—	$879,063
Accounts payable-affiliates	1	—	28,468	—	—	28,469
Accrued expenses and other payables	25,497	—	80,765	1,497	—	107,759
Advance payments received from customers	—	—	7,550	911	—	8,461
Current maturities of long-term debt	—	—	648	—	—	648
Liabilities held for sale	—	—	226,753	—	—	226,753
Total current liabilities	25,498	—	1,216,306	9,349	—	1,251,153
LONG-TERM DEBT, net of debt issuance costs and current maturities	984,450	—	1,175,683	—	—	2,160,133
OTHER NONCURRENT LIABILITIES	—	—	60,961	2,581	—	63,542
NONCURRENT LIABILITIES HELD FOR SALE	—	—	33	—	—	33
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	149,814	—	—	—	—	149,814
EQUITY:
Partners’ equity	2,219,070	—	2,503,848	229,693	(2,733,286)	2,219,325
Accumulated other comprehensive loss	—	—	—	(255)	—	(255)
Noncontrolling interests	—	—	—	—	58,748	58,748
Total equity	2,219,070	—	2,503,848	229,438	(2,674,538)	2,277,818
Total liabilities and equity	$3,378,832	$—	$4,956,831	$241,368	$(2,674,538)	$5,902,493

Consolidating Balance Sheet
(in Thousands)

	March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$16,915	$—	$3,329	$1,850	$—	$22,094
Accounts receivable-trade, net of allowance for doubtful accounts	—	—	815,404	5,148	—	820,552
Accounts receivable-affiliates	—	—	4,772	—	—	4,772
Inventories	—	—	161,324	325	—	161,649
Prepaid expenses and other current assets	—	—	81,589	431	—	82,020
Assets held for sale	—	—	681,867	26,804	—	708,671
Total current assets	16,915	—	1,748,285	34,558	—	1,799,758
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	—	—	1,365,174	147,112	—	1,512,286
GOODWILL	—	—	1,093,270	77,260	—	1,170,530
INTANGIBLE ASSETS, net of accumulated amortization	—	—	691,382	83,705	—	775,087
INVESTMENTS IN UNCONSOLIDATED ENTITIES	—	—	17,236	—	—	17,236
NET INTERCOMPANY RECEIVABLES (PAYABLES)	2,110,940	—	(2,121,741)	10,801	—	—
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,703,327	—	244,109	—	(1,947,436)	—
LOAN RECEIVABLE-AFFILIATE	—	—	1,200	—	—	1,200
OTHER NONCURRENT ASSETS	—	—	202,954	—	—	202,954
ASSETS HELD FOR SALE	—	—	672,071	—	—	672,071
Total assets	$3,831,182	$—	$3,913,940	$353,436	$(1,947,436)	$6,151,122
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable-trade	$—	$—	$778,965	$2,232	$—	$781,197
Accounts payable-affiliates	1	—	1,253	—	—	1,254
Accrued expenses and other payables	41,104	—	94,853	1,285	—	137,242
Advance payments received from customers	—	—	4,022	3,867	—	7,889
Current maturities of long-term debt	—	—	646	—	—	646
Liabilities held for sale	—	—	175,640	12,514	—	188,154
Total current liabilities	41,105	—	1,055,379	19,898	—	1,116,382
LONG-TERM DEBT, net of debt issuance costs and current maturities	1,704,909	—	974,831	—	—	2,679,740
OTHER NONCURRENT LIABILITIES	—	—	167,398	5,926	—	173,324
NONCURRENT LIABILITIES HELD FOR SALE	—	—	3,078	—	—	3,078
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS	82,576	—	—	—	—	82,576
REDEEMABLE NONCONTROLLING INTEREST HELD FOR SALE	—	—	9,927	—	—	9,927
EQUITY:
Partners’ equity	2,002,592	—	1,704,896	327,858	(2,030,939)	2,004,407
Accumulated other comprehensive loss	—	—	(1,569)	(246)	—	(1,815)
Noncontrolling interests	—	—	—	—	83,503	83,503
Total equity	2,002,592	—	1,703,327	327,612	(1,947,436)	2,086,095
Total liabilities and equity	$3,831,182	$—	$3,913,940	$353,436	$(1,947,436)	$6,151,122

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2019
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$8,665,597	$27,542	$(3,982)	$8,689,157
COST OF SALES	—	—	7,986,019	1,024	(3,982)	7,983,061
OPERATING COSTS AND EXPENSES:
Operating	—	—	217,597	13,468	—	231,065
General and administrative	—	—	106,595	812	—	107,407
Depreciation and amortization	—	—	201,513	10,460	—	211,973
(Gain) loss on disposal or impairment of assets, net	—	—	(31,924)	66,220	—	34,296
Revaluation of liabilities	—	—	(5,373)	—	—	(5,373)
Operating Income (Loss)	—	—	191,170	(64,442)	—	126,728
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	2,533	—	—	2,533
Interest expense	(104,716)	—	(60,008)	(46)	45	(164,725)
Loss on early extinguishment of liabilities, net	(12,340)	—	—	—	—	(12,340)
Other expense, net	—	—	(30,187)	—	(231)	(30,418)
(Loss) Income From Continuing Operations Before Income Taxes	(117,056)	—	103,508	(64,488)	(186)	(78,222)
INCOME TAX EXPENSE	—	—	(1,233)	—	—	(1,233)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	477,103	—	(44,865)	—	(432,238)	—
Income (Loss) From Continuing Operations	360,047	—	57,410	(64,488)	(432,424)	(79,455)
Income (Loss) From Discontinued Operations, Net of Tax	—	—	419,693	(1,029)	186	418,850
Net Income (Loss)	360,047	—	477,103	(65,517)	(432,238)	339,395
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS					20,206	20,206
LESS: NET LOSS ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS					446	446
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$360,047	$—	$477,103	$(65,517)	$(411,586)	$360,047

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$6,935,485	$19,954	$(1,492)	$6,953,947
COST OF SALES	—	—	6,263,562	1,491	(1,492)	6,263,561
OPERATING COSTS AND EXPENSES:
Operating	—	—	186,056	7,020	—	193,076
General and administrative	—	—	97,402	577	—	97,979
Depreciation and amortization	—	—	197,497	10,901	—	208,398
(Gain) loss on disposal or impairment of assets, net	—	—	(133,993)	116,875	—	(17,118)
Revaluation of liabilities	—	—	20,124	592	—	20,716
Operating Income (Loss)	—	—	304,837	(117,502)	—	187,335
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	7,539	—	—	7,539
Interest expense	(142,159)	—	(56,989)	(46)	45	(199,149)
Loss on early extinguishment of liabilities, net	(23,201)	—	—	—	—	(23,201)
Other income, net	—	—	7,152	19	(819)	6,352
(Loss) Income From Continuing Operations Before Income Taxes	(165,360)	—	262,539	(117,529)	(774)	(21,124)
INCOME TAX EXPENSE	—	—	(1,353)	—	—	(1,353)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	94,485	—	(116,224)	—	21,739	—
(Loss) Income From Continuing Operations	(70,875)	—	144,962	(117,529)	20,965	(22,477)
(Loss) Income From Discontinued Operations, Net of Tax	—	—	(50,477)	2,575	774	(47,128)
Net (Loss) Income	(70,875)	—	94,485	(114,954)	21,739	(69,605)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(240)	(240)
LESS: NET INCOME ATTRIBUTABLE TO REDEEMABLE NONCONTROLLING INTERESTS					(1,030)	(1,030)
NET (LOSS) INCOME ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$(70,875)	$—	$94,485	$(114,954)	$20,469	$(70,875)

Consolidating Statement of Operations
(in Thousands)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

REVENUES	$—	$—	$5,197,416	$19,639	$(790)	$5,216,265
COST OF SALES	—	—	4,738,820	533	(790)	4,738,563
OPERATING COSTS AND EXPENSES:
Operating	—	—	166,519	6,527	—	173,046
General and administrative	—	—	100,436	403	—	100,839
Depreciation and amortization	—	—	172,172	7,441	—	179,613
Gain on disposal or impairment of assets, net	—	—	(208,982)	—	—	(208,982)
Revaluation of liabilities	—	—	6,305	412	—	6,717
Operating Income	—	—	222,146	4,323	—	226,469
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities	—	—	3,830	—	—	3,830
Revaluation of investments	—	—	(14,365)	—	—	(14,365)
Interest expense	(91,259)	—	(58,214)	(174)	46	(149,601)
Gain on early extinguishment of liabilities, net	8,507	—	16,220	—	—	24,727
Other income, net	—	—	27,013	—	(593)	26,420
(Loss) Income From Continuing Operations Before Income Taxes	(82,752)	—	196,630	4,149	(547)	117,480
INCOME TAX EXPENSE	—	—	(1,933)	—	—	(1,933)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES	219,794	—	(1,336)	—	(218,458)	—
Income From Continuing Operations	137,042	—	193,361	4,149	(219,005)	115,547
Income From Discontinued Operations, Net of Tax	—	—	26,433	1,347	547	28,327
Net Income	137,042	—	219,794	5,496	(218,458)	143,874
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS					(6,832)	(6,832)
NET INCOME ATTRIBUTABLE TO NGL ENERGY PARTNER LP	$137,042	$—	$219,794	$5,496	$(225,290)	$137,042

Consolidating Statements of Comprehensive Income (Loss)
(in Thousands)

	Year Ended March 31, 2019
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net income (loss)	$360,047	$—	$477,103	$(65,517)	$(432,238)	$339,395
Other comprehensive (loss) income	—	—	(18)	9	—	(9)
Comprehensive income (loss)	$360,047	$—	$477,085	$(65,508)	$(432,238)	$339,386

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net (loss) income	$(70,875)	$—	$94,485	$(114,954)	$21,739	$(69,605)
Other comprehensive income (loss)	—	—	58	(45)	—	13
Comprehensive (loss) income	$(70,875)	$—	$94,543	$(114,999)	$21,739	$(69,592)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Net income	$137,042	$—	$219,794	$5,496	$(218,458)	$143,874
Other comprehensive loss	—	—	(1,626)	(45)	—	(1,671)
Comprehensive income	$137,042	$—	$218,168	$5,451	$(218,458)	$142,203

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2019
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(116,033)	$—	$295,293	$(27,551)	$(186)	$151,523
Net cash provided by operating activities-discontinued operations	—	—	182,506	3,221	—	185,727
Net cash (used in) provided by operating activities	(116,033)	—	477,799	(24,330)	(186)	337,250
INVESTING ACTIVITIES:
Capital expenditures	—	—	(414,522)	(41,064)	—	(455,586)
Acquisitions, net of cash acquired	—	—	(296,687)	(3,927)	—	(300,614)
Net settlements of commodity derivatives	—	—	(10,173)	—	—	(10,173)
Proceeds from sales of assets	—	—	16,177	—	—	16,177
Proceeds from divestitures of businesses and investments, net	—	—	335,809	—	—	335,809
Investments in unconsolidated entities	—	—	(389)	—	—	(389)
Distributions of capital from unconsolidated entities	—	—	1,440	—	—	1,440
Repayments on loan for natural gas liquids facility	—	—	10,336	—	—	10,336
Loan to affiliate	—	—	(1,515)	—	—	(1,515)
Net cash used in investing activities-continuing operations	—	—	(359,524)	(44,991)	—	(404,515)
Net cash provided by investing activities-discontinued operations	—	—	851,006	6,982	—	857,988
Net cash provided by (used in) investing activities	—	—	491,482	(38,009)	—	453,473
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	4,098,500	—	—	4,098,500
Payments on revolving credit facilities	—	—	(3,897,000)	—	—	(3,897,000)
Repayment and repurchase of senior secured and senior unsecured notes	(737,058)	—	—	—	—	(737,058)
Payments on other long-term debt	—	—	(653)	—	—	(653)
Debt issuance costs	(30)	—	(1,353)	—	—	(1,383)
Contributions from noncontrolling interest owners, net	—	—	—	169	—	169
Distributions to general and common unit partners and preferred unitholders	(236,633)	—	—	—	—	(236,633)
Repurchase of warrants	(14,988)	—	—	—	—	(14,988)
Common unit repurchases and cancellations	(297)	—	—	—	—	(297)
Payments for settlement and early extinguishment of liabilities	—	—	(4,577)	—	—	(4,577)
Net changes in advances with consolidated entities	1,100,922	—	(1,163,504)	62,396	186	—
Net cash provided by (used in) financing activities-continuing operations	111,916	—	(968,587)	62,565	186	(793,920)
Net cash used in financing activities-discontinued operations	—	—	(295)	(30)	—	(325)
Net cash provided by (used in) financing activities	111,916	—	(968,882)	62,535	186	(794,245)
Net (decrease) increase in cash and cash equivalents	(4,117)	—	399	196	—	(3,522)
Cash and cash equivalents, beginning of period	16,915	—	3,329	1,850	—	22,094
Cash and cash equivalents, end of period	$12,798	$—	$3,728	$2,046	$—	$18,572

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2018
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(141,967)	$—	$433,678	$9,411	$(774)	$300,348
Net cash (used in) provided by operating activities-discontinued operations	—	—	(165,862)	3,481	—	(162,381)
Net cash (used in) provided by operating activities	(141,967)	—	267,816	12,892	(774)	137,967
INVESTING ACTIVITIES:
Capital expenditures	—	—	(130,760)	(3,001)	—	(133,761)
Acquisitions, net of cash acquired	—	—	3,100	(22,997)	—	(19,897)
Net settlements of commodity derivatives	—	—	(39,113)	—	—	(39,113)
Proceeds from sales of assets	—	—	33,844	—	—	33,844
Proceeds from divestitures of businesses and investments, net	—	—	292,112	37,668	—	329,780
Transaction with Victory Propane (Note 13)	—	—	(6,424)	—	—	(6,424)
Investments in unconsolidated entities	—	—	(21,465)	—	—	(21,465)
Distributions of capital from unconsolidated entities	—	—	11,969	—	—	11,969
Repayments on loan for natural gas liquids facility	—	—	10,052	—	—	10,052
Loan to affiliate	—	—	(2,510)	—	—	(2,510)
Repayments on loan to affiliate	—	—	4,160	—	—	4,160
Net cash provided by investing activities-continuing operations	—	—	154,965	11,670	—	166,635
Net cash provided by (used in) investing activities-discontinued operations	—	—	104,666	(719)	—	103,947
Net cash provided by investing activities	—	—	259,631	10,951	—	270,582
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	2,434,500	—	—	2,434,500
Payments on revolving credit facilities	—	—	(2,279,500)	—	—	(2,279,500)
Repayment and repurchase of senior secured and senior unsecured notes	(486,699)	—	—	—	—	(486,699)
Payments on other long-term debt	—	—	(877)	—	—	(877)
Debt issuance costs	(692)	—	(2,008)	—	—	(2,700)
Contributions from noncontrolling interest owners, net	—	—	—	23	—	23
Distributions to general and common unit partners and preferred unitholders	(225,067)	—	—	—	—	(225,067)
Distributions to noncontrolling interest owners	—	—	—	(3,082)	—	(3,082)
Proceeds from sale of preferred units, net of offering costs	202,731	—	—	—	—	202,731
Repurchase of warrants	(10,549)	—	—	—	—	(10,549)
Common unit repurchases and cancellations	(15,817)	—	—	—	—	(15,817)
Payments for settlement and early extinguishment of liabilities	—	—	(3,408)	—	—	(3,408)
Net changes in advances with consolidated entities	688,718	—	(669,452)	(20,040)	774	—
Net cash provided by (used in) financing activities-continuing operations	152,625	—	(520,745)	(23,099)	774	(390,445)
Net cash used in financing activities-discontinued operations	—	—	(3,446)	(390)	—	(3,836)
Net cash provided by (used in) financing activities	152,625	—	(524,191)	(23,489)	774	(394,281)
Net increase in cash and cash equivalents	10,658	—	3,256	354	—	14,268
Cash and cash equivalents, beginning of period	6,257	—	73	1,496	—	7,826
Cash and cash equivalents, end of period	$16,915	$—	$3,329	$1,850	$—	$22,094

Consolidating Statement of Cash Flows
(in Thousands)

	Year Ended March 31, 2017
	NGL Energy Partners LP (Parent)	NGL Energy Finance Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations	$(749,250)	$—	$750,978	$16,675	$(547)	$17,856
Net cash (used in) provided by operating activities-discontinued operations	—	—	(47,923)	5,029	—	(42,894)
Net cash (used in) provided by operating activities	(749,250)	—	703,055	21,704	(547)	(25,038)
INVESTING ACTIVITIES:
Capital expenditures	—	—	(296,395)	(6,367)	—	(302,762)
Acquisitions, net of cash acquired	—	—	(41,928)	—	—	(41,928)
Net settlements of commodity derivatives	—	—	9,648	—	—	9,648
Proceeds from sales of assets	—	—	28,232	—	—	28,232
Proceeds from divestitures of businesses and investments, net	—	—	112,370	22,000	—	134,370
Investments in unconsolidated entities	—	—	(2,105)	—	—	(2,105)
Distributions of capital from unconsolidated entities	—	—	9,692	—	—	9,692
Repayments on loan for natural gas liquids facility	—	—	8,916	—	—	8,916
Loan to affiliate	—	—	(3,200)	—	—	(3,200)
Repayments on loan to affiliate	—	—	655	—	—	655
Payment to terminate development agreement	—	—	(16,875)	—	—	(16,875)
Net cash (used in) provided by investing activities-continuing operations	—	—	(190,990)	15,633	—	(175,357)
Net cash used in investing activities-discontinued operations	—	—	(175,371)	(12,398)	—	(187,769)
Net cash (used in) provided by investing activities	—	—	(366,361)	3,235	—	(363,126)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	—	—	1,700,000	—	—	1,700,000
Payments on revolving credit facilities	—	—	(2,733,500)	—	—	(2,733,500)
Issuance of senior unsecured notes	1,200,000	—	—	—	—	1,200,000
Repayment and repurchase of senior secured and senior unsecured notes	(21,193)	—	—	—	—	(21,193)
Payments on other long-term debt	—	—	(46,153)	—	—	(46,153)
Debt issuance costs	(21,868)	—	(11,690)	—	—	(33,558)
Contributions from general partner	49	—	—	—	—	49
Contributions from noncontrolling interest owners, net	—	—	—	672	—	672
Distributions to general and common unit partners and preferred unitholders	(181,581)	—	—	—	—	(181,581)
Distributions to noncontrolling interest owners	—	—	—	(3,292)	—	(3,292)
Proceeds from sale of preferred units, net of offering costs	234,975	—	—	—	—	234,975
Proceeds from sale of common units, net of offering costs	287,136	—	—	—	—	287,136
Payments for settlement and early extinguishment of liabilities	—	—	(28,468)	—	—	(28,468)
Net changes in advances with consolidated entities	(767,760)	—	788,334	(21,121)	547	—
Net cash provided by (used in) financing activities-continuing operations	729,758	—	(331,477)	(23,741)	547	375,087
Net cash used in financing activities-discontinued operations	—	—	(3,443)	(190)	—	(3,633)
Net cash provided by (used in) financing activities	729,758	—	(334,920)	(23,931)	547	371,454
Net (decrease) increase in cash and cash equivalents	(19,492)	—	1,774	1,008	—	(16,710)
Cash and cash equivalents, beginning of period	25,749	—	(1,701)	488	—	24,536
Cash and cash equivalents, end of period	$6,257	$—	$73	$1,496	$—	$7,826